SCHEDULE OF AMOUNTS DUE RELATED PARTIES (Details) - USD ($) $ in Thousands	Aug. 31, 2025		Feb. 28, 2025		Feb. 29, 2024
Amounts Due To Related Parties
Dividend payables due to the shareholders	$ 3,131	[1]	$ 3,131	[1],[2]	$ 2,385	[2]
Amounts due to the shareholders	254	[3]	117	[3],[4]	134	[4]
Loan from the shareholder	1,000	[5]	1,000	[5],[6]	1,000	[6]
Amounts due to related parties	$ 4,385		$ 4,248		$ 3,519

[1]	As of August 31, 2025, the amounts due to related parties (dividend payables due to shareholders) of approximately $3.1 million (approximately S$4.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo on February 28, 2025 and the remaining balance of the unpaid dividend of approximately $2.2 million (approximately S$2.9 million) to Mr. Ho and Mr. Teo from the dividend declared on February 29, 2024 and February 28 2023, by Vistek SG.
[2]	As of February 28 2025, the amounts due to related parties (dividend payables due to shareholders) of approximately $3.1 million (approximately S$4.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo on February 28, 2025 and the remaining balance of the unpaid dividend of approximately $2.2 million (approximately S$2.9 million) to Mr. Ho and Mr. Teo from the dividend declared on February 29, 2024 and February 28, 2023 by Vistek SG.
[3]	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.3 million and are unsecured, interest-free and repayable on demand.
[4]	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.1 million and are unsecured, interest-free and repayable on demand.
[5]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.
[6]	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.